PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Maturity (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-employment health care benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	12 years 4 months 24 days	14 years 1 month 17 days
Post-employment health care benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 8,092	Rp 5,959
Post-employment health care benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	12,746	6,697
Post-employment health care benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	12,019	5,117
Post-employment health care benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	5,491	2,025
Post-employment health care benefit cost | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	970	259
Post-employment health care benefit cost | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	59	Rp 1
Post-employment health care benefit cost | Within 60-70 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	6
Post-employment health care benefit cost | Within 70-80 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 1
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	4 years 7 months 13 days	4 years 10 months 17 days
Other post-employment benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 324	Rp 357
Other post-employment benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	123	121
Other post-employment benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	83	92
Other post-employment benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 6	Rp 5
Post-employment benefits UUCK (Telkom)
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	11 years 8 months 8 days	7 years 4 months 28 days
Post-employment benefits UUCK (Telkom) | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 59	Rp 15
Post-employment benefits UUCK (Telkom) | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	414	14
Post-employment benefits UUCK (Telkom) | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	497	Rp 1
Post-employment benefits UUCK (Telkom) | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	80
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO		10 years 3 months 18 days
Periodic pension benefit cost | Telkomsel | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	5,111	Rp 4,224
Periodic pension benefit cost | Telkomsel | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	11,178	10,849
Periodic pension benefit cost | Telkomsel | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	7,827	8,385
Periodic pension benefit cost | Telkomsel | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 473	Rp 901
The company | Telkomsel
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	9 years 5 months 12 days
The company | Defined pension benefit obligation
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	8 years 5 months 23 days	10 years 6 months
The company | Defined pension benefit obligation | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 21,232	Rp 20,809
The company | Defined pension benefit obligation | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	16,485	23,096
The company | Defined pension benefit obligation | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	10,414	21,308
The company | Defined pension benefit obligation | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	4,209	16,537
The company | Defined pension benefit obligation | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	882	3,965
The company | Defined pension benefit obligation | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	77	2,803
The company | Defined pension benefit obligation | Within 60-70 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 2	Rp 16
The company | Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	8 years 5 months 23 days	10 years 6 months
The company | Additional pension benefit obligation | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 40
The company | Additional pension benefit obligation | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	31
The company | Additional pension benefit obligation | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	18
The company | Additional pension benefit obligation | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	6
The company | Additional pension benefit obligation | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 1
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	5 years 6 months 7 days	5 years 9 months
The company | Unfunded Pension | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 705	Rp 691
The company | Unfunded Pension | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	229	92
The company | Unfunded Pension | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	430	85
The company | Unfunded Pension | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 96	Rp 17